Operations (Tables)	12 Months Ended
Dec. 31, 2025
Operations and Reorganization [Abstract]
Schedule of Subsidiaries

As of December 31, 2025, the Company’s major subsidiaries and consolidated VIEs are as follows:

	Place and year of incorporation	Percentage of economic ownership	Principal activities
Subsidiaries
Youdao (Hong Kong) Limited	Hong Kong, China, 2016	100%	Providing online marketing services
Youdao Education Technology (Hong Kong) Limited	Hong Kong, China, 2021	100%	Providing sales of smart devices
NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China, 2006	100%	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. (“Youdao Hangzhou”)	Hangzhou, China, 2019	100%	Providing technical support to the VIEs
NetEase Youdao (Hangzhou) Smart Technology Co., Ltd. (“Youdao Smart Technology”)	Hangzhou, China, 2021	100%	Providing sales of smart devices

Schedule of Consolidated Variable Interest Entities

As of December 31, 2025, the Company’s major subsidiaries and consolidated VIEs are as follows:

	Place and year of incorporation	Percentage of beneficial interests	Principal activities
VIEs
Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”)	Beijing, China, 2007	100%	Providing online learning services as well as online marketing services
Hangzhou Netease Linjiedian Education Technology Co., Ltd. (“Linjiedian Education”)	Hangzhou, China, 2019	100%	Providing online learning services
Youdao (Guangzhou) Computer System Co., Ltd. (“Youdao Guangzhou Computer”)	Guangzhou, China, 2021	100%	Providing online learning services

Schedule of Variable Interest Entities

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements:

	As of December 31,
	2024	2025
	RMB	RMB
Assets
Cash and cash equivalents	257,006	260,044
Restricted cash	2,666	1,404
Short-term investments	63,064	298,290
Accounts receivable, net	181,276	145,435
Inventories	20,842	14,779
Amounts due from NetEase Group and Youdao Group	1,257,278	463,030
Prepayment and other current assets	84,325	63,375
Total current assets	1,866,457	1,246,357
Property, equipment and software, net	6,308	6,932
Operating lease right-of-use assets, net	33,764	30,637
Goodwill	103,006	103,006
Other assets, net	65,966	40,785
Total non-current assets	209,044	181,360
Total assets	2,075,501	1,427,717
Liabilities
Accounts payables	45,358	45,085
Payroll payable	28,009	27,824
Amounts due to NetEase Group and Youdao Group	774,039	121,528
Contract liabilities	856,003	748,455
Taxes payable	16,491	19,048
Accrued liabilities and other payables	210,531	331,137
Total current liabilities	1,930,431	1,293,077
Long-term lease liabilities	14,555	16,320
Other non-current liabilities	13,907	15,127
Total non-current liabilities	28,462	31,447
Total liabilities	1,958,893	1,324,524

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues:
Third-party net revenues	4,132,058	4,107,715	3,939,199
Other intra-Group net revenues	16,871	19,909	11,188
Total net revenues	4,148,929	4,127,624	3,950,387
Cost and expenses:
Third-party cost and expenses	(1,160,224)	(1,426,987)	(1,646,374)
Intra-Group cost and expenses related to technical consulting and related services	(2,881,029)	(2,626,436)	(2,218,508)
Other intra-Group cost and expenses	(63,614)	(82,593)	(64,566)
Total cost and expenses	(4,104,867)	(4,136,016)	(3,929,448)
Net income/(loss)	37,691	(6,506)	(14,209)

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with third parties	3,342,893	3,227,232	2,080,143
Net cash used in transactions with intra-Group companies related to technical consulting and related services	(3,287,474)	(3,091,212)	(1,769,043)
Net cash used in other transactions with intra-Group companies	(47,364)	(83,472)	(73,169)
Net cash provided by operating activities	8,055	52,548	237,931
Cash flows from investing activities:
Net cash (used in)/provided by transactions with third parties	(52,988)	9,800	(236,151)
Net cash (used in)/provided by investing activities	(52,988)	9,800	(236,151)
Cash flows from financing activities:
Capital contribution to VIE	5,000	1,000	—
Net cash provided by financing activities	5,000	1,000	—